Note 9 - Deposits (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about deposits from banks [text block]
(thousands of Canadian dollars)
Maturity period	Demand/	Within	3 months to	1 year to	2 years to	Over	Accrued	2022	2021
	Floating	3 months	1 year	2 years	5 years	5 years	Interest	Total	Total

Total deposits	$507,879	$275,220	$904,664	$529,806	$412,739	$331	$26,901	$2,657,540	$1,853,204
Average effective interest rate	2.81%	2.01%	2.99%	2.90%	2.57%	5.07%		2.74%	1.19%